Equity (Details) $ / shares in Units, $ in Thousands					6 Months Ended		12 Months Ended
	May 05, 2022 USD ($) $ / shares	Mar. 25, 2022 USD ($) $ / shares	Jan. 07, 2021 USD ($) shares	Dec. 11, 2020 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) Vote $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2022 USD ($)
Equity [Abstract]
Share capital					$ 11,524		$ 11,240
Ordinary shares subscribed and disbursed (in shares) | shares					115,241,671
Nominal value per share (in dollars per share) | $ / shares					$ 0.10
Voting right per share | Vote					1
Liability reclassified to equity					$ 9,000
Treasury shares held (in shares) | shares					0
Number of treasury share transactions in the period (in shares) | shares					0
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date					Feb. 25, 2022
Dividend paid date					Mar. 25, 2022
Dividends paid (in dollars per share) | $ / shares		$ 0.44
Dividends paid		$ 49,700
First Quarter [Member]
Equity [Abstract]
Dividend declaration date					May 05, 2022
Dividend paid date					Jun. 15, 2022
Dividends paid (in dollars per share) | $ / shares	$ 0.44
Dividends paid	$ 50,300
Long-term Incentive Plans [Member]
Equity [Abstract]
Shares issued (in shares) | shares					222,803		141,482
Algonquin [Member]
Equity [Abstract]
Ownership interest					42.50%
Proportion of voting rights held by non-controlling interests					41.50%
Net proceeds			$ 131,000
Dividends paid to non-controlling interests					$ 12,500	$ 8,700
Public Offering [Member]
Equity [Abstract]
Nominal value per share (in dollars per share) | $ / shares				$ 33
Shares issued (in shares) | shares				5,069,200
Gross proceeds				$ 167,000
Net proceeds				$ 161,000
Over-Allotment Option [Member]
Equity [Abstract]
Shares issued (in shares) | shares				661,200
Private Placement [Member] | Algonquin [Member]
Equity [Abstract]
Ownership interest			44.20%
Shares issued (in shares) | shares			4,020,860
Gross proceeds			$ 133,000
At the Market Program [Member]
Equity [Abstract]
Nominal value per share (in dollars per share) | $ / shares					$ 33.45		$ 38.43
Shares issued (in shares) | shares					2,615,895		1,613,079
Net proceeds					$ 86,000		$ 61,000
At the Market Program [Member] | Top of range [member]
Equity [Abstract]
Amount of offering					$ 150,000			$ 150,000